Derivative Financial Instruments - Impact of Derivative Instruments Designated as Cash Flow Hedges on Consolidated Statements of Operations and Consolidated Statements of Comprehensive Income (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	$ (1)	$ (26)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(30)	(15)
Currency forward contracts | Selling Marketing And Administration Expenses
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	0	(3)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(20)	(5)
Currency forward contracts | Cost of sales
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)		(2)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net		(1)
Currency forward contracts | Research and development
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)		(8)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net		(3)
Currency option contracts | Selling Marketing And Administration Expenses
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)	(1)	(7)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ (10)	(4)
Currency option contracts | Cost of sales
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)		(1)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net		(1)
Currency option contracts | Research and development
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in OCI on Derivative Instruments (Effective Portion)		(5)
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net		$ (1)